Cover	Jun. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	NOBLE CORPORATION plc
Entity Central Index Key	0001895262
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-41520
Entity Tax Identification Number	98-1644664
Entity Address, Address Line One	2101 CityWest Boulevard,
Entity Address, Address Line Two	Suite 600,
Entity Address, City or Town	Houston,
Entity Address, Country	TX
Entity Address, Postal Zip Code	77042
City Area Code	281)
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	A Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Tranche 2 Warrants
Document Information [Line Items]
Title of 12(b) Security	Tranche 2 Warrants of Noble Corporation plc
Trading Symbol	NE WSA
Security Exchange Name	NYSE
Tranche 1 Warrants
Document Information [Line Items]
Title of 12(b) Security	Tranche 1 Warrants of Noble Corporation plc
Trading Symbol	NE WS
Security Exchange Name	NYSE